Financial assets at fair value through profit or loss - Schedule of financial assets at FVTPL (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value through profit or loss
Opening balance	¥ 104,952
Closing balance	3,205	¥ 104,952
Equity investments | Financial assets at fair value through profit or loss, category
Financial assets at fair value through profit or loss
Opening balance	104,952	11,753
Arising from business combination		3,238
Additions		207,941
Fair value changes	(80,687)	(87,519)
Disposal	(23,690)	(30,461)
Exchange differences	2,630
Closing balance	¥ 3,205	¥ 104,952